Interest-bearing loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of Interest-Bearing Loans and Borrowings

		At December 31,
	Note	2019	2020	2021
		(in thousands)
Current
Convertible debt	14.1	7,329	—	—
Venture debt	14.2	5,109	6,104	—
Interest-bearing receivables financing	14.3	4,068	14,228	9,518
Total current portion		$16,506	$20,332	$9,518
Non-current
Convertible debt	14.1	$23,342	$26,074	$36,373
Convertible debt embedded derivative	14.1	—	12,395	10,081
Venture debt	14.2	7,071	2,172	—
Total non-current portion		$30,413	$40,641	$46,454
The conversion rates of the convertible notes outstanding as of December 31, 2021, are as follows:

	Conversion rate per share	Conversion rate per ADS
2019-2 Nokomis Note	$1.03	$4.12
2021 Lynrock Lake Note	$1.915	$7.66